UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06231

GIAC Funds, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004

(Address of principal executive offices)	(Zip code)

Frank L. Pepe	Thomas G. Sorell
GIAC Funds, Inc.	GIAC Funds, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders follows.

■ Baillie Gifford International Growth Fund	Annual Report To Contractowners

R. Robin Menzies, Portfolio Manager

Objective:

Long-term capital appreciation

Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities of companies domiciled outside the United States

Inception Date:

February 8, 1991

Net Assets at December 31, 2004:

$189,858,280

An Update from Fund Management

The return of the Fund was 16.72% whereas the return of the MSCI EAFE Growth Index was 16.48%. The most buoyant segment of the Index was Asia Pacific which had a total return of 27.6% over the year while even the laggard Japan recorded a healthy return of 10.3%. Returns were helped by the weakening of the dollar; in local currency terms the Index as a whole rose by only 9.1%. The strongest sector in the Index was utilities where the Fund is underweight compared to the Index. The sector returned 39.3% over the year as oil and gas prices increased. For the Fund, strong performance came in food, beverage and tobacco as the peaking of cyclical profits saw investors favor more defensive stocks.

The main positive contribution to performance came from stock selection in the UK. The UK economy has been remarkably resilient in recent years with consumer demand buoyed by strong house price rises and low interest rates. While UK interest rates rose gradually over the year, they remain at relatively low levels but appear to have risen enough to cool the housing boom. The greatest detractor from performance was European stock selection. L’Oreal suffered as consumer product companies promoted aggressively (and expensively). The weak dollar was also an issue and negatively affected other holdings such as ABB (represents 1.64% of the Fund’s total net assets as of December 31, 2004) and Porsche (represents 1.36% of the Fund’s total net assets as of December 31, 2004). In industry terms, the Fund’s underweight in utilities detracted from performance while our overweight in energy, particularly emerging market oils, helped performance.

We are a growth manager with a bottom-up approach to stock picking. We look for companies that we believe have the potential to generate sustainable earnings growth. In determining the potential of a company, we pay particular attention to competitive advantage, management attitudes, financial strength and the industry background that a company operates in. We regularly meet with the management of the companies within our investment universe and constantly revisit the investment case for the companies within the portfolio to ensure that our expectations are being met.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of Guardian Baillie Gifford or Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility.

•	The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Growth Index is generally considered to be representative of the international growth stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

1

■ Baillie Gifford International Growth Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/04)

Company	Country	Percentage of Total Net Assets
Vodafone Group	United Kingdom	3.48%
Imperial Tobacco	United Kingdom	2.75%
Total S.A.	France	2.48%
Sanofi-Synthelabo S.A.	France	2.46%
Danske Bank AS	Denmark	2.32%
BP PLC	United Kingdom	2.15%
Essilor Int’l. S.A.	France	2.07%
L’Oreal S.A.	France	1.97%
Japan Tobacco, Inc.	Japan	1.93%
UBS AG	Switzerland	1.92%

Geographical Location vs. Index (As of 12/31/04)

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 2/8/1991
Ballie Gifford International Growth Fund	16.72%	7.69%	–4.48%	6.78%	8.18%
MSCI EAFE Growth Index	16.48%	9.14%	–5.77%	3.41%	4.17%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2

■ Baillie Gifford International Growth Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the MSCI EAFE Growth Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
Baillie Gifford International Growth Fund	$1,000.00	$1,139.50	$5.43

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

3

■ Baillie Gifford International Growth Fund	Annual Report To Contractowners

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
Baillie Gifford International Growth Fund	$1,000.00	$1,020.06	$5.13

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

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■	Baillie Gifford International Growth Fund

Schedule of Investments

December 31, 2004

Common Stocks — 96.8%
Shares		Value

Australia — 4.0%
Beverages — 0.5%
196,500	Fosters Group Ltd.	$887,604
Commercial Banks — 0.4%
49,754	Australia and NZ Banking Group Ltd.	799,213
Construction and Engineering — 0.4%
75,000	Leighton Hldgs. Ltd.	721,444
Containers and Packaging — 0.4%
119,066	Amcor Ltd.	682,736
Food and Staples Retailing — 0.4%
64,100	Woolworths Ltd.	750,614
Media — 0.2%
126,000	John Fairfax Hldgs. Ltd.	447,260
Metals and Mining — 1.0%
155,956	BHP Billiton Ltd.	1,866,403
Oil and Gas — 0.3%
41,400	Woodside Petroleum Ltd.	649,194
Real Estate — 0.4%
61,000	Westfield Group*	781,890

		7,586,358

Denmark — 2.3%
Commercial Banks — 2.3%
144,320	Danske Bank AS	4,405,525

Finland — 1.3%
Communications Equipment — 1.3%
161,270	Nokia OYJ	2,536,776

France — 11.9%
Beverages — 1.5%
19,400	Pernod-Ricard S.A.	2,959,703
Health Care Equipment and Supplies — 2.1%
50,410	Essilor Int’l. S.A.	3,934,038
Media — 1.3%
78,685	Vivendi Universal S.A.*	2,502,058
Oil and Gas — 2.5%
21,630	Total S.A.	4,705,382
Personal Products — 2.0%
49,406	L’Oreal S.A.	3,735,299
Pharmaceuticals — 2.5%
58,734	Sanofi-Synthelabo S.A.	4,675,084

		22,511,564

Germany — 5.0%
Health Care Providers and Services — 0.7%
15,626	Celesio AG	1,265,791
Multi-Utilities and Unregulated Power — 1.6%
55,160	RWE AG	3,039,073
Software — 1.5%
15,550	SAP AG	2,765,975
Textiles, Apparel and Luxury Goods — 1.2%
14,590	Adidas-Salomon AG	2,345,370

		9,416,209

Hong Kong — 3.1%
Commercial Banks — 1.0%
645,000	BOC Hong Kong Hldgs. Ltd.	1,232,278
48,000	Hang Seng Bank Ltd.	666,941

		1,899,219
Distributors — 0.2%
294,000	Li & Fung Ltd.	495,497
Diversified Financial Services — 0.3%
190,000	Hong Kong Exchanges & Clearing Ltd.	509,662

Shares		Value

Real Estate — 1.6%
196,000	Cheung Kong Hldgs. Ltd.	$1,960,555
106,000	Sun Hung Kai Properties Ltd.	1,060,300

		3,020,855

		5,925,233

Ireland — 3.5%
Commercial Banks — 1.6%
147,110	Allied Irish Banks PLC	3,056,843
Construction Materials — 1.9%
133,450	CRH PLC	3,558,830

		6,615,673

Italy — 4.6%
Insurance — 3.2%
77,870	Assicurazioni Generali SPA*	2,632,153
155,830	Riunione Adriatica di Sicurta SPA*	3,510,160

		6,142,313
Oil and Gas — 1.4%
102,000	ENI SPA	2,543,386

		8,685,699

Japan — 22.1%
Auto Components — 1.1%
109,000	Bridgestone Corp.	2,164,509
Automobiles — 1.5%
68,700	Toyota Motor Corp.	2,788,660
Building Products — 1.8%
317,000	Asahi Glass Co.	3,486,907
Commercial Banks — 1.1%
332	UFJ Hldgs., Inc.*	2,006,931
Diversified Financial Services — 1.2%
32,500	Promise Co.	2,315,779
Diversified Telecommunication Services — 0.6%
229	Nippon Tele. & Tel. Corp.	1,025,406
Electronic Equipment and Instruments — 2.7%
88,000	Alps Electric Co. Ltd.	1,308,050
9,300	Keyence Corp.	2,078,536
130,500	Konica Corp.	1,727,636

		5,114,222
Household Products — 0.9%
69,000	Kao Corp.	1,759,759
Insurance — 1.1%
238,000	Mitsui Sumitomo Insurance Co.	2,061,910
Machinery — 1.1%
71,500	Daikin Inds. Ltd.	2,060,158
Marine — 0.9%
290,000	Mitsui O.S.K. Lines Ltd.	1,736,104
Multiline Retail — 0.7%
140,000	Takashimaya Co. Ltd.	1,343,716
Office Electronics — 1.7%
107,000	Brother Inds. Ltd.	907,203
42,000	Canon, Inc.	2,260,878

		3,168,081
Real Estate — 0.6%
87,000	Sumitomo Realty & Dev’t. Co. Ltd.	1,131,432
Road and Rail — 1.1%
388,000	Tokyu Corp.	2,092,398
Specialty Retail — 0.8%
35,000	Yamada Denki Co., Ltd.	1,495,668
Tobacco — 1.9%
322	Japan Tobacco, Inc.	3,667,283

See notes to financial statements.

5

■	Baillie Gifford International Growth Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value

Trading Companies and Distributors — 1.3%
282,000	Mitsui & Co. Ltd.	$2,522,710

		41,941,633

Netherlands — 1.9%
Household Durables — 1.1%
77,240	Philips Electronics (KON)	2,039,962
Media — 0.8%
54,900	Ver Ned Uitgevers	1,614,933

		3,654,895

New Zealand — 0.4%
Diversified Telecommunication Services — 0.4%
174,400	Telecom. Corp. of New Zealand	770,795

People’s Republic of China — 0.5%
Oil and Gas — 0.5%
1,893,000	CNOOC Ltd.	1,016,786

Russia — 0.7%
Oil and Gas — 0.7%
11,500	LUKOIL ADR	1,408,750

Singapore — 0.7%
Electronic Equipment and Instruments — 0.4%
69,000	Venture Corp. Ltd.	672,078
Media — 0.3%
210,000	Singapore Press Hldgs. Ltd.	591,767

		1,263,845

South Africa — 1.2%
Metals and Mining — 0.5%
28,300	Anglo American Platinum Corp.	1,036,832
Oil and Gas — 0.7%
60,700	Sasol Ltd.	1,299,947

		2,336,779

Spain — 3.1%
Commercial Banks — 1.6%
45,490	Banco Popular Espanol S.A.	2,986,621
Tobacco — 1.5%
62,720	Altadis S.A.	2,861,268

		5,847,889

Sweden — 5.5%
Commercial Banks — 1.3%
95,830	Svenska Handelsbanken AB	2,485,359
Communications Equipment — 1.2%
684,620	LM Ericsson*	2,175,841
Machinery — 3.0%
86,870	Atlas Copco AB	3,613,886
52,650	Sandvik AB	2,115,313

		5,729,199

		10,390,399

Switzerland — 3.6%
Commercial Banks — 1.9%
43,650	UBS AG	3,647,702
Electrical Equipment — 1.7%
559,200	ABB Ltd.*	3,112,112

		6,759,814

Shares		Value

United Kingdom — 21.4%
Commercial Banks — 5.2%
208,200	Barclays PLC	$2,337,435
174,000	HSBC Hldgs.	2,930,213
101,088	Royal Bank of Scotland	3,393,086
70,000	Standard Chartered PLC	1,298,849

		9,959,583
Hotels, Restaurants and Leisure — 1.6%
25,900	Carnival PLC	1,576,939
269,000	Hilton Group PLC	1,466,208

		3,043,147
Metals and Mining — 0.7%
118,000	BHP Billiton PLC	1,380,158
Multiline Retail — 0.8%
48,000	Next PLC	1,517,352
Oil and Gas — 2.8%
178,000	BG Group PLC	1,207,214
420,000	BP PLC	4,087,654

		5,294,868
Pharmaceuticals — 1.9%
154,577	GlaxoSmithKline PLC	3,618,905
Software — 0.5%
219,380	Sage Group	850,054
Tobacco — 3.7%
105,000	British American Tobacco PLC	1,805,447
190,900	Imperial Tobacco	5,219,045

		7,024,492
Wireless Telecommunication Services — 4.2%
580,000	mmO2*	1,363,988
2,442,188	Vodafone Group	6,608,892

		7,972,880

		40,661,439

	Total Common Stocks (Cost $129,199,212)	183,736,061

Preferred Stocks — 2.1%
Brazil — 0.8%
Oil and Gas — 0.8%
40,600	Petroleo Brasileiro S.A. ADR	$1,470,126

Germany — 1.3%
Automobiles — 1.3%
4,060	Porsche AG	2,580,383

	Total Preferred Stocks (Cost $2,353,319)	4,050,509

Convertible Bond — 0.5%
Principal Amount		Value
Japan — 0.5%
Commercial Banks — 0.5%
¥ 45,000,000	SMFG Finance 2.25% due 7/11/2005 (Cost $358,832)	$1,043,861

See notes to financial statements.

6

■	Baillie Gifford International Growth Fund

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Value

Repurchase Agreement — 0.4%
$ 674,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $674,051 at 0.90%, due 1/3/2005 (1) (Cost $674,000)	$674,000

Total Investments — 99.8% (Cost $132,585,363)		189,504,431
Cash, Receivables and Other Assets Less Liabilities — 0.2%		353,849

Net Assets — 100%		$189,858,280

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary of Terms:

ADR — American Depositary Receipt.

      ¥ — Japanese Yen.

See notes to financial statements.

7

■	Baillie Gifford International Growth Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $132,585,363)	$189,504,431
Foreign currency (cost $38,319)	39,707
Cash	245
Dividends receivable	299,828
Receivable for fund shares sold	82,039
Dividend reclaims receivable	44,293
Interest receivable	7,436
Other assets	4,719

Total Assets	189,982,698

LIABILITIES
Accrued expenses	88,541
Payable for fund shares redeemed	35,877

Total Liabilities	124,418

Net Assets	$189,858,280

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,216,809
Additional paid-in capital	197,561,947
Undistributed net investment income	2,117,210
Accumulated net realized loss on investments and foreign currency related transactions	(67,966,507)
Net unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	56,928,821

Net Assets	$189,858,280

Shares Outstanding — $0.10 par value	12,168,089

Net Asset Value Per Share	$15.60

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Dividends	$4,212,024
Interest	80,936
Less: Foreign tax withheld	(366,814)

Total Income	3,926,146

Expenses:
Investment advisory fees — Note B	1,544,462
Custodian fees	308,533
Printing expense	33,101
Directors’ fees — Note B	13,785
Other	41,974

Total Expenses	1,941,855

Net Investment Income	1,984,291

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES — NOTE C
Net realized gain on investments — Note A	6,992,894
Net realized gain on foreign currency related transactions — Note A	114,088
Net change in unrealized appreciation of investments — Note C	21,677,520
Net change in unrealized appreciation from translation of other assets and liabilities denominated in foreign currencies — Note A	(96,957)

Net Realized and Unrealized Gain on Investments and Foreign Currencies	28,687,545

NET INCREASE IN NET ASSETS FROM OPERATIONS	$30,671,836

See notes to financial statements.

8

■	Baillie Gifford International Growth Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2004	2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$1,984,291	$1,975,975
Net realized gain/(loss) on investments and foreign currency related transactions	7,106,982	(8,857,948)
Net change in unrealized appreciation/(depreciation) of investments and translation of other assets and liabilities denominated in foreign currencies	21,580,563	54,121,484

Net Increase in Net Assets Resulting from Operations	30,671,836	47,239,511

Dividends to Shareholders from:
Net investment income	(502,984)	(2,779,734)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note E	(34,469,322)	(14,115,956)

Net Increase/(Decrease) in Net Assets	(4,300,470)	30,343,821

NET ASSETS:

Beginning of year	194,158,750	163,814,929

End of year*	$189,858,280	$194,158,750

* Includes undistributed net investment income of:	$2,117,210	$430,405

See notes to financial statements.

9

■	Baillie Gifford International Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2004	2003	2002	2001	2000

Net asset value, beginning of year	$13.40	$10.46	$12.72	$16.24	$26.78

Income from investment operations:
Net investment income	0.16	0.14	0.11	0.05	0.03
Net realized and unrealized gain/(loss) on investments and translation of other assets and liabilities denominated in foreign currency	2.08	2.99	(2.36)	(3.34)	(5.39)

Net increase/(decrease) from investment operations	2.24	3.13	(2.25)	(3.29)	(5.36)

Dividends and Distributions to Shareholders from:
Net investment income	(0.04)	(0.19)	(0.01)	—	—
Net realized gain on investments and foreign currency related transactions	—	—	—	(0.23)	(5.18)

Total dividends and distributions	(0.04)	(0.19)	(0.01)	(0.23)	(5.18)

Net asset value, end of year	$15.60	$13.40	$10.46	$12.72	$16.24

Total return*	16.72%	30.03%	(17.70)%	(20.40)%	(20.00)%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$189,858	$194,159	$163,815	$255,651	$570,284
Ratio of expenses to average net assets	1.01%	1.05%	1.02%	0.99%	0.97%
Ratio of net investment income to average net assets	1.03%	1.17%	0.89%	0.59%	0.12%
Portfolio turnover rate	24%	41%	39%	40%	55%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.

See notes to financial statements.

10

■	Baillie Gifford International Growth Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund) (the Fund or BGIF) is a series of GIAC Funds, Inc. (the “Company”). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of the Company are presented in separate reports.

Shares of BGIF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (See Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of BGIF are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGIF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

11

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2004

Forward Foreign Currency Contracts

BGIF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When forward contracts are closed, BGIF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGIF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

BGIF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGIF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGIF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGIF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGIF. BGIF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGIF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, BGIF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for BGIF. Net realized short-term and long-term capital gains for BGIF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGIF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the year ended December 31, 2004 and 2003 were as follows:

Ordinary Income
2004	$ 502,984
2003	2,779,734

For the year ended December 31, 2004, the components of distributable earnings on tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward	Unrealized Appreciation
$3,029,278	$67,674,095	$55,724,342

Taxes

BGIF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in BGIF have been provided for in accordance with the applicable country’s tax rules and rates.

12

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2004

For the year ended December 31, 2004 for federal income tax purposes, BGIF had capital losses carryforward of:

	Capital Loss Carryforward	Expiration Date
	$47,186,176	2010
	20,487,919	2011

Total	$67,674,095

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

During the year ended December 31, 2004, BGIF reclassified amounts to paid-in capital from undistributed net investment income and accumulated net realized loss on investment and foreign currency related transactions. Increases/(decreases) to the various capital accounts were as follows:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments and Foreign Currency Related Transactions
$2	$205,498	$(205,500)

Note B.	Investment Management Agreements and Payments to or from Related Parties

BGIF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGIF’s portfolio subject to the supervision of the Company’s Board of Directors. GBG has entered into sub-investment management agreements with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGIF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate of .80% of BGIF’s average daily net assets. One half of this fee (.40%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to BGIF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $46,396,888 and $75,960,658, respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency at December 31, 2004 aggregated $58,295,592 and $2,581,003, respectively, resulting in net unrealized appreciation of $55,714,589. The cost of investments owned at December 31, 2004 for federal income tax purposes was $133,789,842.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGIF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGIF maintains the right to sell the collateral and may claim any resulting loss against the seller.

13

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2004

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGIF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003
	Shares		Amount
Shares sold	1,998,915	23,324,936	$27,951,387	$258,924,010
Shares issued in reinvestment of dividends	36,607	216,740	502,984	2,779,734
Shares repurchased	(4,361,293)	(24,711,149)	(62,923,693)	(275,819,700)

Net decrease	(2,325,771)	(1,169,473)	$(34,469,322)	$(14,115,956)

Note F.	Line of Credit

A $100,000,000 line of credit available to BGIF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note G.	Management Information (Unaudited)

The directors and officers of BGIF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) the Company, (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) The Park Avenue Portfolio (a series trust that issues its shares in thirteen series).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

Leo R. Futia (8/27/19)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

14

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors
Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1994	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1991	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1991	Emanuel Saxe Professor of Management 9/96 to present, City University of New York — Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

15

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner (4 funds) and Ell Realty Securities Trust (2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1991	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America, since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company, Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and officer of various Guardian Life subsidiaries.	25

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC, since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Edward H. Hocknell c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (11/14/60)	Vice President	Since 1997	Partner, Baillie Gifford & Co., Director, Baillie Gifford Overseas Limited since 10/92. Officer of various mutual funds within the Guardian Fund Complex.	16

R. Robin Menzies c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (10/30/52)	Vice President	Since 1991	Partner, Baillie Gifford & Co. Director, Baillie Gifford Overseas Limited. Director, Guardian Baillie Gifford Limited. Trustee, Baillie Gifford Funds, Inc. (2 funds). Officer of various mutual funds within the Guardian Fund Complex.	16

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04, Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC, since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities, since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

18

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Gregory L. Tuorto (5/28/71)	Director	Since 2004	Director, The Guardian Life Insurance Company of America since 6/02; prior thereto, Senior Managing Analyst, Dreyfus Corporation from 4/02 to 6/02; Analyst and Assistant Portfolio Manager, Tocqueville Asset Management, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	16

Matthew P. Ziehl (4/29/67)	Managing Director	Since 2002	Managing Director, The Guardian Life Insurance Company of America since 1/02; prior thereto, Team Leader, Salomon Brothers Asset Management, Inc. from 1/01 to 12/01; Co-Portfolio Manager, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	16

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

19

■	Baillie Gifford International Growth Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of the GIAC Funds, Inc. and

Shareholders of Baillie Gifford International Growth Fund

We have audited the accompanying statement of assets and liabilities of Baillie Gifford International Growth Fund (one of the series constituting the GIAC Funds, Inc.), including the schedule of investments, of the, (previously the Baillie Gifford International Fund) as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Baillie Gifford International Growth Fund of the GIAC Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with the U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

20

■	Baillie Gifford International Growth Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

21

■ Baillie Gifford Emerging Markets Fund	Annual Report To Contractowners

Edward H. Hocknell, Portfolio Manager

Objective:

Long-term capital appreciation

Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities issued by companies in emerging markets

Inception Date:

October 17, 1994

Net Assets at December 31, 2004:

$74,080,651

An Update from Fund Management

The Fund underperformed the MSCI EMF Index for the year ended December 31, 2004. The Fund rose 23.56% compared to an increase of 25.95% in the MSCI EMF Index. The absolute return in the emerging markets was positive as these countries profited from continued strong demand from China and the resulting surges in commodity prices. The strongest sectors in the Index were retailing and food, principally attributable to Mexico. Central and South America were strong as those economies profited from greater political stability, better commodity prices and the resulting wealth effect. Central European countries like Hungary, Czech Republic and Poland were particularly strong as the race to join the European Union continues. At the heart of the growth in emerging markets lies the rapid emergence of China as a global economic stimulator.

The main strength in relative performance came from stock selection. This was strong in South Korea with ownership of Donkuk Steel (represents 1.01% of the Fund’s total net assets as of December 31, 2004), and Samsung Electronic. In Taiwan, the Fund benefited from ownership of Hon Hai Precision, a large technology company, as well as Asia Cement (represents 1.00% of the Fund’s total net assets as of December 31, 2004), which played the newfound strength in the domestic housing market. Furthermore, in Russia, the Fund benefited from not owning Yukos which was the worst performer in the Russian market. The greatest detractor from performance was the currency effect from Brazilian and South African stock holdings. Beyond these factors, the Fund was also helped by the strength in materials and energy as China continues to stimulate demand.

We are a growth manager with a bottom-up approach to stock picking. We look for companies that we believe have the potential to generate sustainable earnings growth. In determining the potential of a company, we pay particular attention to competitive advantage, management attitudes, financial strength and the industry background that a company operates in. We regularly meet the management of the companies within our investment universe and constantly revisit the investment case for the companies within the portfolio to ensure that our expectations are being met.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of Guardian Baillie Gifford or Guardian Invester Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.

•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is generally considered to be representative of the stock market activity of emerging markets. The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries of Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

■ Baillie Gifford Emerging Markets Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/04)

Company	Country	Percentage of Total Net Assets
Petroleo Brasileiro S.A.	Brazil	3.18%
Sasol Ltd.	South Africa	3.03%
Standard Bank Group Ltd.	South Africa	2.74%
Hon Hai Precision Inds. Co. Ltd.	Taiwan	2.60%
Itausa-Investimentos Itau S.A.	Brazil	2.42%
Samsung Corp.	South Korea	2.28%
America Movil S.A. de C.V.	Mexico	2.28%
Comp. Vale Do Rio Doce	Brazil	2.18%
CNOOC Ltd.	China	1.98%
Advanced Info Service Pub. Co. Ltd.	Thailand	1.91%

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/17/1994
Baillie Gifford Emerging Markets Fund	23.56%	21.22%	6.45%	8.09%	6.58%
MSCI EMF Index	25.95%	22.77%	4.62%	3.30%	1.77%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

■ Baillie Gifford Emerging Markets Fund	Annual Report To Contractowners

Geographical Location vs. Index  (As of 12/31/04)

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund, and in the Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

■ Baillie Gifford Emerging Markets Fund	Annual Report To Contractowners

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period[2] July 1, 2004- Dec. 31, 2004[1]
Baillie Gifford Emerging Markets Fund	$1,000.00	$1,251.20	$8.88

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
Baillie Gifford Emerging Markets Fund	$1,000.00	$1,017.24	$7.96

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

■	Baillie Gifford Emerging Markets Fund

Schedule of Investments

December 31, 2004

Common Stocks — 90.9%
Shares		Value

Argentina — 0.2%
Distributors — 0.2%
21,900	Imp. Y Exp. Patagonia	$106,829

Brazil — 6.1%
Diversified Telecommunication Services — 1.6%
69,200	Telecom. Norte Leste Participacoes ADR	1,167,404
Metals and Mining — 0.7%
26,800	Comp. Siderurgica Nacional S.A. ADR	512,416
Oil and Gas — 3.2%
59,131	Petroleo Brasileiro S.A. ADR	2,352,231
Paper and Forest Products — 0.6%
29,790	Votorantim Celulose e Papel S.A. ADR	482,598

		4,514,649

Chile — 0.5%
Commercial Banks — 0.5%
10,600	Banco Santander Chile ADR	358,916

Egypt — 0.9%
Wireless Telecommunication Services — 0.9%
32,342	Orascom Telecom Hldg. SAE GDR*	683,063

Hong Kong — 0.8%
Industrial Conglomerates — 0.4%
120,000	Citic Pacific Ltd.	338,874
Internet Software and Services — 0.4%
1,540,000	Tom.Com Ltd.*	283,321

		622,195

India — 4.5%
Chemicals — 1.3%
78,000	Reliance Inds. Ltd.	961,580
Diversified Financial Services — 1.1%
45,897	Housing Dev. Fin. Corp. Ltd.	812,048
Metals and Mining — 2.1%
25,400	Hindalco Inds. Ltd.	836,968
99,000	Vedanta Resources PLC	748,719

		1,585,687

		3,359,315

Indonesia — 3.4%
Commercial Banks — 0.3%
630,500	PT Bank Rakyat Indonesia	195,280
Diversified Telecommunication Services — 2.1%
870,000	PT Indonesian Satellite Corp. Tbk (Indosat)	538,917
2,000,000	PT Telekomunikasi Indonesia	1,039,591

		1,578,508
Metals and Mining — 1.0%
8,720,500	PT Bumi Resources Tbk*	751,565

		2,525,353

Israel — 1.9%
Chemicals — 1.0%
133,679	Makhteshim-Agan Inds. Ltd.	718,525
Commercial Banks — 0.9%
208,000	Bank Hapoalim Ltd.	701,518

		1,420,043

Malaysia — 6.8%
Diversified Telecommunication Services — 1.4%
340,000	Telekom Malaysia Berhad	1,037,895

Shares		Value

Food Products — 1.5%
264,000	IOI Corp. Berhad	$660,000
173,000	IOI Oleochemical Inds. Berhad	437,053

		1,097,053
Hotels, Restaurants and Leisure — 0.8%
173,000	Tanjong PLC	641,921
Media — 1.0%
518,000	Astro All Asia Networks PLC*	736,105
Real Estate — 0.9%
420,000	Glomac Berhad	232,105
380,000	SP Setia Berhad	432,000

		664,105
Tobacco — 0.6%
35,000	British American Tobacco Malaysia Berhad	421,382
Transportation Infrastructure — 0.6%
575,000	PLUS Expressways Berhad	423,684

		5,022,145

Mexico — 9.6%
Commercial Banks — 0.7%
85,500	Grupo Fin. Banorte S.A. de C.V.	537,919
Construction and Engineering — 0.6%
139,600	Consorcio Ara S.A. de C.V.*	419,125
Construction Materials — 1.6%
32,100	Cemex S.A. de C.V. ADR	1,169,082
Diversified Telecommunication Services — 1.5%
258,000	Grupo Carso Global Telecom.*	458,980
17,800	Telefonos de Mexico S.A. ADR	682,096

		1,141,076
Metals and Mining — 0.5%
80,000	Grupo Mexico S.A. de C.V.*	403,298
Multiline Retail — 0.9%
186,944	Wal-Mart de Mexico S.A. de C.V.	641,688
Transportation Infrastructure — 0.5%
13,300	Grupo Aeroportuario del Sureste S.A. de C.V. ADR	363,755
Wireless Telecommunication Services — 3.3%
32,200	America Movil S.A. de C.V. ADR	1,685,670
260,000	America Telecom S.A. de C.V.*	745,887

		2,431,557

		7,107,500

Panama — 0.5%
Commercial Banks — 0.5%
18,400	Banco Latinoamericano de Exportaciones S.A.	366,896

People’s Republic of China — 4.0%
Oil and Gas — 3.2%
2,735,000	CNOOC Ltd.	1,469,049
1,622,000	PetroChina Co. Ltd.	866,007

		2,335,056
Transportation Infrastructure — 0.8%
870,000	Zhejiang Expressway Co. Ltd.	598,819

		2,933,875

Poland — 1.6%
Commercial Banks — 1.1%
17,500	Bank Pekao S.A.	805,000
Media — 0.5%
20,000	Agora S.A.*	378,667

		1,183,667

See notes to financial statements.

.

■	Baillie Gifford Emerging Markets Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value

Russia — 3.6%
Metals and Mining — 0.3%
24,000	Celtic Resources Hldgs. PLC*	$185,531
Oil and Gas — 1.9%
8,900	LUKOIL ADR	1,090,250
9,739	OAO Gazprom ADR	345,734

		1,435,984
Wireless Telecommunication Services — 1.4%
3,000	Mobile Telesystems ADR	415,530
16,800	VimpelCom ADR*	607,152

		1,022,682

		2,644,197

South Africa — 11.3%
Commercial Banks — 2.7%
174,500	Standard Bank Group Ltd.	2,032,230
Diversified Telecommunication Services — 1.6%
68,000	Telkom Group Ltd.	1,179,469
Industrial Conglomerates — 1.1%
20,000	Barloworld Ltd.	376,283
22,000	Imperial Hldgs. Ltd.*	404,956

		781,239
Metals and Mining — 1.9%
23,520	Anglo American Platinum Corp.	861,706
31,000	Lonmin PLC*	544,618

		1,406,324
Multiline Retail — 0.2%
2,286	Edgars Consolidated Stores Ltd.	122,291
Oil and Gas — 3.0%
104,900	Sasol Ltd.	2,246,531
Paper and Forest Products — 0.8%
43,000	Sappi Ltd.	631,682

		8,399,766

South Korea — 11.8%
Chemicals — 0.6%
30,100	Cheil Inds., Inc.	463,770
Commercial Services and Supplies — 1.1%
24,000	S1 Corp.	846,213
Industrial Conglomerates — 1.6%
88,270	Hanwha Corp.	1,172,442
Insurance — 1.2%
29,000	Oriental Fire & Marine Insurance Co. Ltd.	486,041
5,000	Samsung Fire & Marine Ins. Co. Ltd.	393,644

		879,685
Marine — 1.0%
118,000	Samsung Heavy Inds. Co. Ltd.	736,360
Media — 0.5%
2,500	Cheil Comms., Inc.	363,456
Metals and Mining — 1.0%
43,390	Dongkuk Steel Mill Co. Ltd.	748,176
Oil and Gas — 0.4%
14,000	GS Hldgs. Corp.*	302,937
Pharmaceuticals — 1.2%
11,019	Yuhan Corp.	926,056
Trading Companies and Distributors — 2.3%
135,800	Samsung Corp.	1,685,694

Shares		Value

Transportation Infrastructure — 0.9%
43,270	Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	$643,700

		8,768,489

Taiwan — 13.4%
Building Products — 1.0%
1,086,750	Taiwan Cement Corp.	714,472
Chemicals — 1.3%
880,000	Taiwan Fertilizer Co. Ltd.	960,554
Construction and Engineering — 0.5%
617,596	CTCI Corp.	392,433
Diversified Financial Services — 1.1%
1,405,263	SinoPac Hldgs.	826,625
Electrical Equipment — 0.4%
267,000	Phoenixtec Power Co. Ltd.	321,677
Electronic Equipment and Instruments — 5.0%
628,000	AU Optronics Corp.	906,738
417,149	Hon Hai Precision Inds. Co. Ltd.	1,928,937
573,000	Synnex Technology Int’l. Corp.	845,350

		3,681,025
Machinery — 0.5%
668,000	Yungtay Engineering Co. Ltd.	403,448
Marine — 0.5%
650,000	Far Eastern Silo Shipping*	339,415
Multiline Retail — 1.0%
1,300,000	Far Eastern Dept. Stores Ltd.	744,259
Paper and Forest Products — 0.6%
834,750	Chung Hwa Pulp Corp.	438,513
Wireless Telecommunication Services — 1.5%
988,200	Taiwan Cellular Corp.	1,103,526

		9,925,947

Thailand — 6.4%
Commercial Banks — 1.9%
515,000	Bangkok Bank Public Co. Ltd.	1,378,636
Diversified Financial Services — 0.7%
800,000	TISCO Finance Pub. Co. Ltd.	500,386
Metals and Mining — 0.6%
115,200	Banpu Pub. Co. Ltd.	450,718
Oil and Gas — 1.3%
135,000	PTT Exploration & Production Pub. Co. Ltd.	1,007,722
Wireless Telecommunication Services — 1.9%
513,000	Advanced Info Service Pub. Co. Ltd.	1,412,896

		4,750,358

Turkey — 2.8%
Commercial Banks — 1.9%
444,629,398	Turkiye Garanti Bankasi AS	1,404,614
Industrial Conglomerates — 0.9%
104,327,074	Koc Hldg. A.S.	680,814

		2,085,428

Venezuela — 0.8%
Diversified Telecommunication Services — 0.8%
26,000	Comp. Anonima Nacional Tel. de Venezuela ADR	582,140

	Total Common Stocks (Cost $49,444,683)	67,360,771

See notes to financial statements.

■	Baillie Gifford Emerging Markets Fund

Schedule of Investments (Continued)

December 31, 2004

Preferred Stocks — 5.5%
Shares		Value
Brazil — 5.5%
Chemicals — 0.4%
6,500	Braskem S.A. ADR*	$331,240
Commercial Banks — 2.4%
1,034,012	Itausa-Investimentos Itau S.A.	1,790,834
Industrial Conglomerates — 0.5%
10,256	Bradespar S.A.	337,877
Metals and Mining — 2.2%
66,900	Comp. Vale Do Rio Doce	1,615,826

	Total Preferred Stocks (Cost $2,023,645)	4,075,777

Repurchase Agreement — 3.5%
Principal Amount		Value
$2,556,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $2,556,192 at 0.90%, due 1/3/2005 (1) (Cost $2,556,000)	$2,556,000

Total Investments — 99.9% (Cost $54,024,328)		73,992,548
Cash, Receivables and Other Assets Less Liabilities — 0.1%		88,103

Net Assets — 100%		$74,080,651

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary of Terms:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See notes to financial statements.

■	Baillie Gifford Emerging Markets Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $54,024,328)	$73,992,548
Foreign currency (cost $6,557)	6,609
Cash	346
Dividends receivable	125,111
Tax refund receivable	43,648
Receivable for fund shares sold	41,566
Other assets	1,534

Total Assets	74,211,362

LIABILITIES
Accrued foreign capital gains tax	68,455
Accrued expenses	49,660
Payable for fund shares redeemed	12,596

Total Liabilities	130,711

Net Assets	$74,080,651

COMPONENTS OF NET ASSETS
Capital stock, at par	$450,907
Additional paid-in capital	52,524,427
Distributions in excess of net investment income	(90,023)
Accumulated net realized gain on investments and foreign currency related transactions	1,293,117
Net unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	19,902,223

Net Assets	$74,080,651

Shares Outstanding — $0.10 Par Value	4,509,075

Net Asset Value Per Share	$16.43

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Dividends	$1,605,486
Interest	8,426
Less: Foreign tax withheld	(181,862)

Total Income	1,432,050

Expenses:
Investment advisory fees — Note B	614,898
Custodian fees	303,060
Audit fees	28,000
Directors’ fees — Note B	3,672
Other	17,575

Total Expenses	967,205

Net Investment Income	464,845

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES — NOTE C
Net realized gain on investments — Note A	6,853,685
Net realized loss on foreign currency related transactions — Note A	(107,649)
Realized Foreign Capital Gains Tax	(222,602)
Net change in unrealized appreciation of investments — Note C	5,745,364
Net change in unrealized appreciation from translation of other assets and liabilities denominated in foreign currencies — Note A	2,071
Unrealized Foreign Capital Gains Tax	478,751

Net Realized and Unrealized Loss on Investments and Foreign Currencies	12,749,620

NET DECREASE IN NET ASSETS FROM OPERATIONS	$13,214,465

See notes to financial statements.

■	Baillie Gifford Emerging Markets Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2004	2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$464,845	$381,992
Net realized gain on investments and foreign currency related transactions	6,523,434	787,837
Net change in unrealized appreciation/(depreciation) of investments and translation of other assets and liabilities denominated in foreign currencies	6,226,186	16,537,680

Net Increase in Net Assets Resulting from Operations	13,214,465	17,707,509

Dividends and Distributions to Shareholders from:
Net investment income	(128,439)	(388,472)
Net realized gain on investments and foreign currency related transactions	(1,501,683)	—

Total Dividends and Distributions to Shareholders	(1,630,122)	(388,472)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	7,244,100	4,722,291

Net Increase in Net Assets	18,828,443	22,041,328

NET ASSETS:

Beginning of year	55,252,208	33,210,880

End of year*	$74,080,651	$55,252,208

* Includes distributions in excess of net investment income of:	$(90,023)	$(169,005)

See notes to financial statements.

■	Baillie Gifford Emerging Markets Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$13.60	$ 8.91	$9.57	$9.02	$12.73

Income from investment operations:
Net investment income/(loss)	0.11	0.10	0.05	0.07	(0.04)
Net realized and unrealized gain/(loss) on investments and translation of other assets and liabilities denominated in foreign currency	3.09	4.69	(0.66)	0.50	(3.50)

Net increase/(decrease) from investment operations	3.20	4.79	(0.61)	0.57	(3.54)

Dividends and Distributions to Shareholders from:
Net investment income	(0.03)	(0.10)	(0.05)	(0.02)	—
Net realized gain on investments and foreign currency related transactions	(0.34)	—	—	—	(0.17)

Total dividends and distributions	(0.37)	(0.10)	(0.05)	(0.02)	(0.17)

Net asset value, end of year	$16.43	$13.60	$8.91	$9.57	$ 9.02

Total return*	23.56%	53.92%	(6.34)%	6.30%	(27.81)%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$74,081	$55,252	$33,211	$56,513	$58,636
Ratio of expenses to average net assets	1.57%	1.82%	1.54%	1.48%	1.38%
Ratio of net investment income/(loss) to average net assets	0.76%	0.99%	0.42%	0.84%	(0.22)%
Portfolio turnover rate	75%	71%	101%	103%	95%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion	of such charges would reduce the total returns for all periods shown.

See notes to financial statements.

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

Baillie Gifford Emerging Markets Fund (the Fund or BGEMF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of the Company are presented in separate reports.

Shares of BGEMF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Repurchase agreements are carried at cost which approximates market value (See Note D).

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of BGEMF are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGEMF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

BGEMF may enter into forward foreign currency contracts in connection with planned purchases or sales of

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2004

securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by BGEMF. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGEMF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

BGEMF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGEMF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGEMF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGEMF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGEMF. BGEMF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGEMF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, BGEMF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for BGEMF. Net realized short-term and long-term capital gains for BGEMF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGEMF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

BGEMF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in BGEMF have been provided for in accordance with the applicable country’s tax rules and rates.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2004	$128,439	$1,501,683	$1,630,122
2003	388,472	—	388,472

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Long-Term Capital Gain	Unrealized Appreciation
$150,459	$1,380,428	$19,574,430

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2004

of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

During the year ended December 31, 2004, the Fund reclassified amounts to paid-in capital from distributions in excess of net investment income and accumulated net realized gain on investments and foreign currency related transactions. Increases/(decreases) to the various capital accounts were as follows:

Paid-in capital	Distributions in excess of net investment income	Accumulated net realized gain on investments and foreign currency related transactions
$(97,772)	$(257,424)	$355,196

Note B.	Investment Management Agreements and Payments to or from Related Parties

BGEMF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGEMF’s portfolio subject to the supervision of the Company’s Board of Directors. GBG has entered into sub-investment management agreements with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGEMF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate of 1.00% of BGEMF’s average daily net assets. One-half of this fee (.50%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fees does not represent a separate or additional expense to BGEMF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $49,703,109 and $44,505,544, respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency at December 31, 2004 aggregated $20,490,431 and $850,004, respectively, resulting in net unrealized appreciation of $19,640,427. The cost of investments owned at December 31, 2004 for federal income tax purposes was $54,352,121.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGEMF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGEMF maintains the right to sell the collateral and may claim any resulting loss against the seller.

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2004

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGEMF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003
	Shares		Amount
Shares sold	1,550,686	6,164,839	$22,560,819	$63,463,042
Shares issued in reinvestment of dividends and distributions	100,130	31,770	1,630,122	388,473
Shares repurchased	(1,205,763)	(5,858,157)	(16,946,841)	(59,129,224)

Net increase	445,053	338,452	$7,244,100	$4,722,291

Note F.	Line of Credit

A $100,000,000 line of credit available to BGEMF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note G.	Management Information (Unaudited)

The directors and officers of BGEMF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) the Company, (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) The Park Avenue Portfolio (a series trust that issues its shares in thirteen series).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

Leo R. Futia (8/27/19)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors
Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1994	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1991	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1991	Emanuel Saxe Professor of Management 9/96 to present, City University of New York — Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner (4 funds) and Ell Realty Securities Trust (2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1991	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America, since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Edward H. Hocknell c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (11/14/60)	Vice President	Since 1997	Partner, Baillie Gifford & Co., Director, Baillie Gifford Overseas Limited since 10/92. Officer of various mutual funds within the Guardian Fund Complex.	16

R. Robin Menzies c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (10/30/52)	Vice President	Since 1991	Partner, Baillie Gifford & Co. Director, Baillie Gifford Overseas Limited. Director, Guardian Baillie Gifford Limited. Trustee, Baillie Gifford Funds, Inc. (2 funds). Officer of various mutual funds within the Guardian Fund Complex.	16

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities, since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Gregory L. Tuorto (5/28/71)	Director	Since 2004	Director, The Guardian Life Insurance Company of America since 6/02; prior thereto, Senior Managing Analyst, Dreyfus Corporation from 4/02 to 6/02; Analyst and Assistant Portfolio Manager, Tocqueville Asset Management, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	16

Matthew P. Ziehl (4/29/67)	Managing Director	Since 2002	Managing Director, The Guardian Life Insurance Company of America since 1/02; prior thereto, Team Leader, Salomon Brothers Asset Management, Inc. from 1/01 to 12/01; Co-Portfolio Manager, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	16

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	Baillie Gifford Emerging Markets Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of the GIAC Funds, Inc. and

Shareholders of Baillie Gifford Emerging Markets Fund

We have audited the accompanying statement of assets and liabilities of Baillie Gifford Emerging Markets Fund (one of the series constituting the GIAC Funds, Inc.), including the schedule of investments, of as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Baillie Gifford Emerging Markets Fund of the GIAC Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February	11, 2005

■	Baillie Gifford Emerging Markets Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained without charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

■ The Guardian Small Cap Stock Fund	Annual Report To Contractowners

Matthew Ziehl, C.F.A., Portfolio Manager

Greg Tuorto,

Co-Portfolio Manager

Objective:

Long-term growth of capital

Portfolio:

At least 85% in a diversified portfolio of common stocks issued by companies with a small market capitalization at the time of initial purchase

Inception Date:

July 16, 1997

Net Assets at December 31, 2004:

$304,309,252

An Update from Fund Management

U.S. small cap stocks once again outperformed larger companies in 2004, for the fifth consecutive year. The Russell 2000 Index returned 18.33% versus 10.88% for the S&P 500 Index, with most of the absolute and relative gains occurring in the last two months of the year as the overall market rallied strongly following the presidential election. The Guardian Small Cap Stock Fund participated in the strong relative performance of small cap stocks, though its total return of 15.17% did trail the Russell 2000 Index benchmark by 3.16%. Small cap value stocks out- performed small cap growth shares in 2004 as the Russell 2000 Value Index returned 22.3% versus 14.3% for the Russell 2000 Growth Index.

Energy, basic materials and industrial stocks led the small cap market and were the key drivers of the value segment’s relative outperformance. The growth segment was hampered by the technology sector, which posted a flat full-year result even as most of the other Russell 2000 market sectors returned more than 20%. The underperformance of growth stocks generally, and technology specifically, was similar to the behavior of the large cap market.

Most of the Fund’s underperformance versus the benchmark in 2004 was due to stock selection in the financial and consumer discretionary sectors, where weak results overcame very positive selection in technology. In financials, one large position had negative fundamental developments, and we sold the stock at a significant loss. Within consumer discretionary, we had moderately negative returns in several specialty retail stocks, while retail stocks in general were solidly higher; this difference cost us substantial relative performance versus that portion of the benchmark. Several of these retail positions were liquidated, as we did not expect near-term fundamental catalysts to drive their stock prices higher. In fact, throughout the portfolio we acted decisively to eliminate stocks that declined significantly on negative fundamental developments, if we did not have a compelling argument to hold on in expectation that the problem was short-lived and a near-term recovery in both company fundamentals and stock price was likely.

As in the previous two years under current management, stock selection was the primary driver of relative performance, with little impact from relative sector weights. This is consistent with our “bottom-up” approach, which emphasizes choosing the best individual stock ideas while limiting sector weighting differences versus the benchmark index.

Our strategy is to maintain a highly diversified portfolio of quality small cap companies chosen for their individual merits by our team of experienced sector analysts. We do not attempt to predict the direction of the overall stock market, or which economic sectors will outperform or trail.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.

•	The Russell 2000 Index is generally considered to be representative of small capitalization issues in the U.S. stock market. The Russell 2000 Growth Index measures the performance of growth stocks within the Russell 2000 Index. The Russell 2000 Value Index measures the performance of value stocks within the Russell 2000 Index. The S&P 500 Index is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the indices are unmanaged and not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.

1

■ The Guardian Small Cap Stock Fund	Annual Report To Contractowners

Change to Management Team

As Portfolio Manager I am especially pleased to inform you that Gregory Tuorto was named Co-Portfolio Manager of the Guardian Small Cap Stock Fund in November. Greg has 12 years of investment experience, and joined the Guardian in early 2002 as the equity department’s technology analyst. He has contributed to strong performance for the small cap funds in that capacity, and in addition has been a very helpful sounding board on overall portfolio strategy and individual stock ideas for myself and his fellow analysts. In effect, Greg’s promotion to Co-Portfolio Manager enhances the role he has been filling for quite some time. I greatly enjoy working with Greg, as he brings to the table a terrific mix of enthusiasm, ability and experience.

We believe strongly in our investment process and take great pride in what we do for a living, and we sincerely thank you for investing alongside us. Greg and I will continue our bottom-up approach to constructing a portfolio of quality small cap companies that we believe can deliver solid long-term returns and enhance the diversification of our investors’ overall investment strategy.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Holdings  (As of 12/31/04)

Company	Percentage of Total Net Assets
Century Aluminum Co.	2.63%
Immucor, Inc.	2.40%
Piper Jaffray Cos., Inc.	2.39%
Direct General Corp.	2.24%
American Medical Systems Hldgs., Inc.	2.00%
Sigmatel, Inc.	2.00%
Salix Pharmaceuticals Ltd.	1.80%
Trinity Inds., Inc.	1.74%
Entercom Comm. Corp.	1.54%
Protein Design Labs., Inc.	1.52%

2

■ The Guardian Small Cap Stock Fund	Annual Report To Contractowners

Sector Weightings vs. Index  (As of 12/31/04)

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 7/16/1997
The Guardian Small Cap Stock Fund	15.17%	11.76%	4.45%	NA	8.20%
Russell 2000 Index	18.33%	11.48%	6.61%	NA	7.90%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

3

■ The Guardian Small Cap Stock Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the Russell 2000 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian Small Cap Stock Fund	$1,000.00	$1,105.90	$4.34

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

4

■ The Guardian Small Cap Stock Fund	Annual Report To Contractowners

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian Small Cap Stock Fund	$1,000.00	$1,021.01	$4.17

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

5

■	The Guardian Small Cap Stock Fund

Schedule of Investments

December 31, 2004

Common Stocks — 99.3%
Shares		Value

Aerospace and Defense — 3.0%
99,100	Aviall, Inc.*	$2,276,327
97,900	EDO Corp.	3,108,325
113,700	Esterline Technologies Corp.*	3,712,305

		9,096,957

Air Freight and Logistics — 1.7%
31,200	Hub Group, Inc.*	1,629,264
53,500	UTi Worldwide, Inc.	3,639,070

		5,268,334

Airlines — 1.4%
208,200	Skywest, Inc.	4,176,492

Auto Components — 0.8%
78,400	American Axle & Mfg. Hldgs., Inc.	2,403,744

Biotechnology — 4.4%
361,400	Cell Therapeutics, Inc.*	2,941,796
195,200	Immunicon Corp.*	1,362,496
174,800	Keryx Biopharmaceuticals, Inc.*	2,022,436
159,500	Nabi Biopharmaceuticals*	2,336,675
223,900	Protein Design Labs., Inc.*	4,625,774

		13,289,177

Capital Markets — 3.1%
34,400	Affiliated Managers Group, Inc.*	2,330,256
151,400	Piper Jaffray Cos., Inc.*	7,259,630

		9,589,886

Chemicals — 2.3%
36,000	Georgia Gulf Corp.	1,792,800
95,000	Lubrizol Corp.	3,501,700
52,100	Westlake Chemical Corp.	1,740,140

		7,034,640

Commercial Banks — 3.3%
112,500	Boston Private Financial Hldgs., Inc.	3,169,125
74,900	East West Bancorp, Inc.	3,142,804
42,100	Placer Sierra Bancshares	1,197,324
45,000	Westamerica Bancorporation	2,623,950

		10,133,203

Commercial Services and Supplies — 4.6%
46,000	Bright Horizons Family Solutions, Inc.*	2,978,960
179,400	Educate, Inc.*	2,375,256
186,300	Knoll, Inc.*	3,260,250
52,500	Resources Connection, Inc.*	2,851,275
54,800	Stericycle, Inc.*	2,518,060

		13,983,801

Communications Equipment — 2.7%
465,200	Arris Group, Inc.*	3,275,008
197,000	Foundry Networks, Inc.*	2,592,520
231,000	Symmetricom, Inc.*	2,243,010

		8,110,538

Computers and Peripherals — 1.6%
349,700	Iomega Corp.*	1,937,338
97,100	Synaptics, Inc.*	2,969,318

		4,906,656

Containers and Packaging — 0.6%
78,000	Packaging Corp. of America	1,836,900

Shares		Value

Diversified Financial Services — 2.1%
158,500	Encore Capital Group, Inc.*	$3,769,130
70,700	Financial Federal Corp.*	2,771,440

		6,540,570

Diversified Telecommunication Services — 1.1%
151,800	Iowa Telecommunications Svcs., Inc.	3,274,326

Electronic Equipment and Instruments — 3.7%
361,700	Aeroflex, Inc.*	4,383,804
123,600	Benchmark Electronics, Inc.*	4,214,760
200,100	Plexus Corp.*	2,603,301

		11,201,865

Energy Equipment and Services — 1.5%
386,300	Key Energy Svcs., Inc.*	4,558,340

Food and Staples Retailing — 0.8%
90,100	Performance Food Group Co.*	2,424,591

Gas Utilities — 0.8%
58,000	UGI Corp.	2,372,780

Health Care Equipment and Supplies — 6.7%
145,300	American Medical Systems Hldgs., Inc.*	6,074,993
169,700	Conceptus, Inc.*	1,377,116
127,100	DJ Orthopedics, Inc.*	2,722,482
310,875	Immucor, Inc.*	7,308,671
68,500	Varian, Inc.*	2,809,185

		20,292,447

Hotels, Restaurants and Leisure — 2.1%
50,700	Penn National Gaming, Inc.*	3,069,885
61,200	Red Robin Gourmet Burgers, Inc.*	3,272,364

		6,342,249

Household Durables — 1.0%
67,500	Jarden Corp.*	2,932,200

Information Technology Services — 1.0%
206,100	Keane, Inc.*	3,029,670

Insurance — 3.5%
212,700	Direct General Corp.	6,827,670
96,000	ProAssurance Corp.*	3,754,560

		10,582,230

Internet and Catalog Retail — 1.0%
141,500	Insight Enterprises, Inc.*	2,903,580

Internet Software and Services — 0.9%
309,500	S1 Corp.*	2,804,070

Machinery — 3.0%
155,200	Trinity Inds., Inc.	5,289,216
117,400	Watts Water Technologies, Inc.	3,784,976

		9,074,192

Media — 5.6%
302,900	Cumulus Media, Inc.*	4,567,732
130,500	Entercom Comm. Corp.*	4,683,645
238,000	Gray Television, Inc.	3,689,000
147,500	Westwood One, Inc.*	3,972,175

		16,912,552

Metals and Mining — 2.6%
305,100	Century Aluminum Co.*	8,011,926

See notes to financial statements.

6

■	The Guardian Small Cap Stock Fund

Schedule of Investments (Continued)

December 31, 2004

Shares		Value

Multiline Retail — 0.8%
157,500	99 Cents Only Stores*	$2,545,200

Multi–Utilities and Unregulated Power — 0.8%
41,600	Energen Corp.	2,452,320

Oil and Gas — 4.6%
110,800	Bill Barrett Corp.*	3,544,492
113,800	Energy Partners Ltd.*	2,306,726
96,000	Forest Oil Corp.*	3,045,120
228,900	Magnum Hunter Resources, Inc.*	2,952,810
87,900	Plains Exploration & Production Co.*	2,285,400

		14,134,548

Paper and Forest Products — 0.6%
40,900	Bowater, Inc.	1,798,373

Pharmaceuticals — 3.7%
253,100	Discovery Laboratories, Inc.*	2,007,083
40,100	Medicis Pharmaceutical Corp.	1,407,911
310,900	Pain Therapeutics, Inc.*	2,241,589
311,750	Salix Pharmaceuticals Ltd.*	5,483,682

		11,140,265

Real Estate — 3.6%
35,100	Alexandria Real Estate Equities	2,612,142
49,600	Federal Realty Investment Trust	2,561,840
107,300	Reckson Assocs. Realty Corp.	3,520,513
91,000	Tanger Factory Outlet Centers, Inc.	2,407,860

		11,102,355

Semiconductors and Semiconductor Equipment — 5.4%
223,000	Mattson Technology, Inc.*	2,510,980
255,900	Netlogic Microsystems, Inc.*	2,556,441
436,000	RF Micro Devices, Inc.*	2,982,240
170,900	Sigmatel, Inc.*	6,072,077
59,900	Varian Semiconductor Equipment Assoc., Inc.*	2,207,315

		16,329,053

Software — 6.3%
276,600	Borland Software Corp.*	3,230,688
62,700	FactSet Research Systems, Inc.	3,664,188
416,900	Informatica Corp.*	3,385,228
152,300	Internet Security Systems, Inc.*	3,540,975
398,000	Parametric Technology Corp.*	2,344,220
149,000	RSA Security, Inc.*	2,988,940

		19,154,239

Specialty Retail — 4.4%
142,900	Cost Plus, Inc.*	4,591,377
123,700	Finish Line, Inc.	2,263,710
190,500	New York & Co., Inc.*	3,147,060
136,900	The Sports Authority, Inc.*	3,525,175

		13,527,322

Thrifts and Mortgage Finance — 2.2%
65,800	Commercial Capital Bancorp, Inc.	1,525,244
111,600	Flagstar Bancorp, Inc.	2,522,160
174,600	NewAlliance Bancshares, Inc.	2,671,380

		6,718,784

	Total Common Stocks (Cost $251,896,864)	301,990,375

Repurchase Agreement — 1.2%
Principal Amount		Value

$ 3,763,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $3,763,665 at 2.12%, due 1/3/2005 (1) (Cost $3,763,000)	$3,763,000

Total Investments — 100.5% (Cost $255,659,864)		305,753,375
Liabilities in Excess of Cash, Receivables and Other Assets — (0.5)%		(1,444,123)

Net Assets — 100%		$304,309,252

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

See notes to financial statements.

7

■	The Guardian Small Cap Stock Fund

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $255,659,864)	$305,753,375
Cash	16,922
Dividends receivable	193,021
Receivable for fund shares sold	57,864
Interest receivable	222
Other assets	7,048

Total Assets	306,028,452

LIABILITIES
Payable for fund shares redeemed	1,470,531
Accrued expenses	41,395
Payable for securities purchased	15,959
Due to GIS	191,315

Total Liabilities	1,719,200

Net Assets	$304,309,252

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,766,821
Additional paid-in capital	232,683,889
Accumulated net realized gain on investments	19,765,031
Net unrealized appreciation of investments	50,093,511

Net Assets	$304,309,252

Shares Outstanding — $0.10 par value	17,668,207

Net Asset Value Per Share	$17.22

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Dividends	$1,482,705
Interest	92,042
Less: Foreign tax withheld	(4,160)

Total Income	1,570,587

Expenses:
Investment advisory fees — Note B	2,174,648
Custodian fees	94,602
Director’s fees — Note B	19,776
Other	98,318

Total Expenses	2,387,344

Net Investment Loss	(816,757)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments — Note A	60,299,591
Net change in unrealized appreciation of investments — Note C	(16,735,837)

Net Realized and Unrealized Gain on Investments	43,563,754

NET INCREASE IN NET ASSETS FROM OPERATIONS	$42,746,997

See notes to financial statements.

8

■	The Guardian Small Cap Stock Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2004	2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment loss	$(816,757)	$(611,981)
Net realized gain on investments	60,299,591	29,890,935
Net change in unrealized appreciation/(depreciation) of investments	(16,735,837)	67,580,933

Net Increase in Net Assets Resulting from Operations	42,746,997	96,859,887

Distributions to Shareholders from:
Net realized gain on investments	(49,920,111)	—

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note E	7,554,992	(21,885,591)

Net Increase in Net Assets	381,878	74,974,296

NET ASSETS:

Beginning of year	303,927,374	228,953,078

End of year*	$304,309,252	$303,927,374

See notes to financial statements.

9

■	The Guardian Small Cap Stock Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2004	2003	2002		2001		2000
Net asset value, beginning of year	$17.83	$12.43	$14.71		$15.96		$17.18

Income from investment operations:
Net investment income/(loss)	(0.05)	(0.04)	(0.01)		0.00	(a)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.66	5.44	(2.27)		(1.25)		(0.60)

Net increase/(decrease) from investment operations	2.61	5.40	(2.28)		(1.25)		(0.61)

Dividends and Distributions to Shareholders from:
Net investment income	—	—	(0.00	)(a)	(0.00	)(a)	—
Net realized gain on investments	(3.22)	—	—		(0.00	)(a)	(0.61)

Total dividends and distributions	(3.22)	—	(0.00)		(0.00)		(0.61)

Net asset value, end of year	$17.22	$17.83	$12.43		$14.71		$15.96

Total return*	15.17%	43.44%	(15.50)%		(7.83)%		(3.38)%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$304,309	$303,927	$228,953		$266,038		$288,015
Ratio of expenses to average net assets	0.82%	0.83%	0.84%		0.84%		0.82%
Ratio of net investment income/(loss) to average net assets	(0.28)%	(0.24)%	(0.05)%		0.01%		(0.05)%
Portfolio turnover rate	125%	107%	109%		134%		128%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.

10

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian Small Cap Stock Fund (the Fund or GSCSF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of the Company are presented in separate reports.

Shares of GSCSF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Other securities, including securities for which market quotations are not readily available (such as restricted, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (See Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSCSF is permitted to buy international securities that are not U.S. dollar denominated. GSCSF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSCSF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GSCSF may enter into forward foreign currency contracts in connection with planned purchases or sales of

11

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSCSF. When forward contracts are closed, GSCSF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSCSF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSCSF. Net realized short-term and long-term capital gains for GSCSF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSCSF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the year ended December 31, 2004 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2004	$6,428,800	$43,491,311	$49,920,111

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Long-Term Capital Gain	Unrealized Appreciation
$7,904,936	$13,222,778	$48,730,828

Taxes

GSCSF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

During the year ended December 31, 2004, the Fund reclassified amounts to paid-in capital from undistributed net investment income and accumulated net realized gain on investments and foreign currency related transactions. Increases/(decreases) to the various capital accounts were as follows:

Paid-in capital	Undistributed net investment income	Accumulated net realized gain on investments and foreign currency related transactions
$(82,095)	$816,757	$(734,662)

Note B.	Investment Management Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .75% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund

12

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $360,281,169 and $399,980,746 respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency at December 31, 2004 aggregated $53,411,336 and $4,680,508, respectively, resulting in net unrealized appreciation of $48,730,828. The cost of investments owned at December 31, 2004 for federal income tax purposes was $257,022,547.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSCSF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSCSF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for GSCSF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003
	Shares		Amount
Shares sold	1,725,045	3,500,334	$31,100,482	$52,033,216
Shares issued in reinvestment of distributions	2,893,485	—	49,920,111	—
Shares repurchased	(3,994,875)	(4,869,458)	(73,465,601)	(73,918,807)

Net increase/(decrease)	623,655	(1,369,124)	$7,554,992	$(21,885,591)

Note F.	Line of Credit

A $100,000,000 line of credit available to GSCSF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note G.	Management Information (Unaudited)

The directors and officers of GSCSF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) the Company, (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) The Park Avenue Portfolio (a series trust that issues its shares in thirteen series).

13

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

Leo R. Futia (8/27/19)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors
Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1994	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

14

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

William W. Hewitt, Jr. (7/28/28)	Director	Since 1991	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1991	Emanuel Saxe Professor of Management 9/96 to present, City University of New York — Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner (4 funds) and Ell Realty Securities Trust (2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1991	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

15

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America, since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Richard A. Goldman (6/25/62)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America since 7/01. Director, Citigroup Asset Management prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Edward H. Hocknell c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (11/14/60)	Vice President	Since 1997	Partner, Baillie Gifford & Co. Director, Baillie Gifford Overseas Limited since 10/92. Officer of various mutual funds within the Guardian Fund Complex.	16

R. Robin Menzies c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (10/30/52)	Vice President	Since 1991	Partner, Baillie Gifford & Co. Director, Baillie Gifford Overseas Limited. Director, Guardian Baillie Gifford Limited. Trustee, Baillie Gifford Funds, Inc. (2 funds). Officer of various mutual funds within the Guardian Fund Complex.	16

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04, Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04, Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities, since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Gregory L. Tuorto (5/28/71)	Director	Since 2004	Director, The Guardian Life Insurance Company of America since 6/02; prior thereto, Senior Managing Analyst, Dreyfus Corporation from 4/02 to 6/02; Analyst and Assistant Portfolio Manager, Tocqueville Asset Management, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	16

Matthew P. Ziehl (4/29/67)	Managing Director	Since 2002	Managing Director, The Guardian Life Insurance Company of America since 1/02; prior thereto, Team Leader, Salomon Brothers Asset Management, Inc. from 1/01 to 12/01; Co-Portfolio Manager, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	16

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

18

■	The Guardian Small Cap Stock Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of the GIAC Funds Inc. and Shareholders of The Guardian Small Cap Stock Fund

We have audited the accompanying statement of assets and liabilities of The Guardian Small Cap Stock Fund (one of the series constituting the GIAC Funds, Inc.), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian Small Cap Stock Fund of the GIAC Funds, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

19

■	The Guardian Small Cap Stock Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained without charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

20

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code”). A copy of the Code is filed as an exhibit to this Form N-CSR. There were no substantive amendments made to the Code, nor were there any waivers granted under the Code, during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors/Trustees has determined that Robert G. Smith qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Dr. Smith serves as Chairman of the registrant’s audit committee and is considered “independent” for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows: 2004 – (a) Audit Fees $60,825; (c) Tax Fees $18,025; 2003 – (a) Audit Fees $58,500; (c) Tax Fees $17,595.

Audit Fees include amounts related to the audit and report on the registrant’s annual financial statements. Tax fees include amounts related to tax compliance services.

(e)(1) Pursuant to the Audit Committee charter, the Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant to provide any non-prohibited services to the Registrant, including the fees and other compensation to be paid to the accountant. The Chairman of the Audit Committee may grant the pre-approval of services to the Registrant for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

The Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant, including the fees and other compensation to be paid to the accountant, to provide any non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant. The Chairman of the Audit Committee may pre-approve non-audit services, which are not prohibited, to the adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant). All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(2)	No services described in paragraph (b) – (d) of Item 4, were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Not Applicable.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT

               INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND

               AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley

Act	of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
GIAC Funds, Inc.

Date: March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
GIAC Funds, Inc.

Date: March 4, 2005

By:	/s/ Frank L. Pepe
Frank L. Pepe
Vice President and Treasurer of
GIAC Funds, Inc.

Date: March 4, 2005